Inventories, Net (Details) - Schedule of components of inventories - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of inventories [Abstract]
Work in process	$ 18,222	$ 22,167	$ 27,854
Raw materials	20,725	17,451	17,201
Finished goods	8,873	5,350	12,249
Total	$ 47,820	$ 44,968	$ 57,304